Expense Example {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund Retail PRO-09 - Fidelity International Real Estate Fund - Fidelity International Real Estate Fund
Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 97
3 years	303
5 years	525
10 years	$ 1,166